Appendix 6 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Portfolio in Default and in Legal Collection Process of Notes Receivable (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($) Customer
Portfolio In Default And In Legal Collection Process [Line Items]
Number of customers | Customer	594,383	1,881,565	1,876,292
Amount | $	$ 82,747	$ 65,096	$ 55,479
Notes receivable in default [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of customers | Customer	582,771	1,876,256	1,872,073
Amount | $	$ 48,357	$ 39,358	$ 32,886
Notes receivable in legal collection process [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of customers | Customer	11,612	5,309	4,219
Amount | $	$ 34,390	$ 25,738	$ 22,593